(Loss)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2023
(Loss)/earnings per share
Schedule of earning per share

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to the equity shareholders of the Company	(1,415,010)	638,170	1,768,926	1,248,405
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	116,929	(1,576)	(424)	—

(Loss)/profit used to determine basic earnings per share	(1,298,081)	636,594	1,768,502	1,248,405

Schedule of weighted average number of ordinary shares

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	Number of shares	Number of shares	Number of shares	Number of shares
Issued ordinary share at the beginning of the year/period	865,591,398	1,204,860,715	1,202,646,619	1,244,854,689
Effect of shares issued upon IPO and exercise of the over-allotment option	90,911,146	—	—	—
Effect of shares converted from Series A preferred shares	83,495,097	—	—	—
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	—	—	40,181,685	—
Effect of shares released from share incentive plan (Note 27)	64,373,834	2,369,454	2,878,812	281,729
Effect of repurchase of shares (Note 26(b)(v))	—	(1,702,821)	(2,386,739)	(209,553)

Weighted average number of ordinary shares	1,104,371,475	1,205,527,348	1,243,320,377	1,244,926,865

Summary of weighted average number of ordinary shares outstanding

			For the six
			months ended
	For the year ended June 30,		December 31,
	2022	2023	2023
	Number of shares	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348	1,243,320,377	1,244,926,865
Dilutive effect of share incentive plan (Note 27)	11,110,091	7,224,739	6,708,997

Weighted average number of ordinary shares, diluted	1,216,637,439	1,250,545,116	1,251,635,862